                                              Filed Pursuant to Rule 497(e)
                                              Registration File No.: 811-2978
                                                                     33-44782
                                                                     811-2932
                                                                     811-3870
                                                                     33-18983

           SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION OF

               DEAN WITTER AMERICAN VALUE FUND DATED MAY 1, 1998

          DEAN WITTER DIVERSIFIED INCOME TRUST DATED FEBRUARY 6, 1998

         DEAN WITTER HIGH YIELD SECURITIES INC. DATED OCTOBER 31, 1997

       DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST DATED APRIL 17, 1998

                DEAN WITTER UTILITIES FUND DATED APRIL 27, 1998

     On June 22, 1998, the Dean Witter Funds were renamed the "Morgan Stanley Dean Witter Funds." All references in the above-referenced Funds' current Statements of Additional Information to the "Dean Witter Funds" or the "Dean Witter Family of Funds" apply to the Morgan Stanley Dean Witter Funds or the Morgan Stanley Dean Witter Family of Funds, and all references to a specific Dean Witter Fund apply to the Fund's new name as a Morgan Stanley Dean Witter Fund. For your convenience, a list of the above-referenced Funds with their new names as Morgan Stanley Dean Witter Funds follows:


              OLD FUND NAME                                   NEW FUND NAME
---------------------------------------- ------------------------------------------------------
Dean Witter American Value Fund          Morgan Stanley Dean Witter American Value Fund
Dean Witter Diversified Income Trust     Morgan Stanley Dean Witter Diversified Income Trust
Dean Witter High Yield Securities Inc.   Morgan Stanley Dean Witter High Yield Securities Inc.
Dean Witter U.S. Government              Morgan Stanley Dean Witter U.S. Government
 Securities Trust                         Securities Trust
Dean Witter Utilities Fund               Morgan Stanley Dean Witter Utilities Fund

     The reference on the cover page of the Statement of Additional Information of each of the above-referenced Funds (each a "Fund" and collectively the "Funds") to the date of the Fund's Prospectus is hereby replaced by the following:



Morgan Stanley Dean Witter American Value Fund          May 1, 1998, revised August 21, 1998
Morgan Stanley Dean Witter Diversified Income Trust     February 6, 1998, revised July 30, 1998
Morgan Stanley Dean Witter High Yield Securities Inc.   October 31, 1997, revised July 30, 1998
Morgan Stanley Dean Witter U.S. Government              April 17, 1998, revised August 14, 1998
 Securities Trust
Morgan Stanley Dean Witter Utilities Fund               April 27, 1998, revised August 19, 1998

     On March 24, 1998, Morgan Stanley, Dean Witter, Discover & Co., the parent company of the Funds' Investment Manager, Transfer Agent and Distributor, was renamed Morgan Stanley Dean Witter & Co. All references in the current Statements of Additional Information to "Morgan Stanley, Dean Witter, Discover & Co." or "MSDWD" apply to Morgan Stanley Dean Witter & Co.

     On June 22, 1998, Dean Witter InterCapital Inc., the Funds' Investment Manager, was renamed Morgan Stanley Dean Witter Advisors Inc. All references in the current Statements of Additional Information to "Dean Witter InterCapital Inc.," "InterCapital" or "the Investment Manager" apply to Morgan Stanley Dean Witter Advisors Inc.

     On March 24, 1998, Dean Witter Trust FSB, the Funds' Transfer Agent, was renamed Morgan Stanley Dean Witter Trust FSB. All references in the current Statements of Additional Information to "Dean Witter Trust FSB," "DWT" or "the Transfer Agent" apply to Morgan Stanley Dean Witter Trust FSB.

     On June 22, 1998, Dean Witter Distributors Inc., the Distributor of each Fund, was renamed Morgan Stanley Dean Witter Distributors Inc. All references in the current Statements of Additional Information to "Dean Witter Distributors Inc.," "the Distributor" or "Distributors" apply to Morgan Stanley Dean Witter Distributors Inc.

     On June 22, 1998, Dean Witter Services Company Inc., a subsidiary of Morgan Stanley Dean Witter Advisors Inc. that performs certain administrative services for each Fund, was renamed Morgan Stanley Dean Witter Services Company Inc. All references in the current Statements of Additional Information to "Dean Witter Services Company Inc." or "DWSC" apply to Morgan Stanley Dean Witter Services Company Inc.

August 21, 1998